Segment and Revenue Analysis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment and Revenue Analysis (Details) [Line Items]
Product revenue	$ 5,868,771	$ 4,855,181	$ 32,328,119
Related cost		$ 16,700,000	$ 4,500,000
Product Revenue [Member]
Segment and Revenue Analysis (Details) [Line Items]
Product revenue	$ 25,800,000